Convertible Debentures:	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Convertible Debentures:

Note 9 – Convertible Debentures:

On June 29, 2011, The Company entered into a Note Purchase Agreement with JMJ Financial in which the Company issued to JMJ Financial a convertible promissory note in the amount of $1,850,000. On July 7, 2011, the Company issued an additional convertible promissory note of $540,000 with original issue discount of $40,000. These notes are convertible into shares of the Company’s common stock based on 80% of the lowest trade price in the 25 days pervious to the conversion. The Notes have a maturity of three years and each bear an 8% one-time original issue discount interest charge, payable on issuance. As of December 31, 2011 the Company has issued and received $845,000 less the amortized original issue interest charge of $37,840.

During 2011, JMJ Financial converted a portion of their convertible debenture into common stock. The Company issued 2,400,000 shares of stock and reduced their convertible note payable by $226,000. The balance of these notes at December 31, 2011 was $619,000.